Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-28-16	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					6/16/2016
2	Payment Date					6/20/2016
3	Collection Period				5/1/2016	5/28/2016	28
4	Monthly Interest Period- Actual				5/20/2016	6/19/2016	31
5	Monthly Interest- Scheduled						30

B. SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	381,000,000.00	—	—	—	—	—
9	Class A-3 Notes	426,000,000.00	115,522,040.97	—	47,427,260.05	68,094,780.92	0.1598469
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$219,522,040.97	$—	$47,427,260.05	$172,094,780.92

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$515,820,969.26			$468,393,709.21

14	NPV Lease Payments Receivable	765,853,915.91	64,902,546.85			54,228,584.30
15	NPV Base Residual	1,003,094,909.72	450,918,422.41			414,165,124.91

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.64845%	0.43845%	—	—	—	—
19	Class A-3 Notes	0.80000%	N/A	77,014.69	0.1807857	47,504,274.74	111.5123820
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			162,814.69		47,590,074.74

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						9,187,099.47
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						17,689,922.05
24	Sales Proceeds via Customer - Scheduled Terminations						23,519,459.94
25	Security Deposits for Terminated Accounts						13,924.00
26	Excess Wear and Tear Received						234,346.63
27	Excess Mileage Charges Received						263,374.80
28	Other Recoveries Received						172,487.00

29	Subtotal: Total Collections						51,080,613.89

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						28,330.86

33	Total Available Funds, prior to Servicer Advances						51,108,944.75

34	Servicer Advance						—

35	Total Available Funds						51,108,944.75

36	Reserve Account Draw						—

37	Available for Distribution						51,108,944.75

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						429,850.81
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						162,814.69
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					50,511,279.25
51	Regular Principal Distribution Amount					47,427,260.05
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						47,427,260.05
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						3,084,019.20

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-28-16	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		219,522,040.97
57	Less: Aggregate Securitization Value (End of Collection Period)		(468,393,709.21)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		219,522,040.97
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(172,094,780.92)

63	Regular Principal Distribution Amount		47,427,260.05

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		468,393,709.21
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		172,094,780.92

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		51,108,944.75
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		429,850.81
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		162,814.69
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		50,511,279.25
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		—

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		50,511,279.25

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13

88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		3,105.08

90	Subtotal: Reserve Fund Available for Distribution		8,847,849.21
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,847,849.21
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		3,105.08

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	1,339	24,269,668.21
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(23,584,530.04)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		347,426.65
101	Less: Excess Wear and Tear Received		(234,346.63)
102	Less: Excess Mileage Received		(263,374.80)

103	Current Period Net Residual Losses/(Gains)	1,339	534,843.39

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	16,347	1,177,800.44
106	Current Period Net Residual Losses (Item 101)	1,339	534,843.39

107	Ending Cumulative Net Residual Losses	17,686	1,712,643.83

108	Cumulative Net Residual Losses/(Gains) as a% of Aggregate Initial Securitization Value		0.10%

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-28-16	PAGE 3

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,768,948,826	468,393,709
111	Aggregate Base Residual Value			1,179,997,811	427,552,979
112	Number of Current Contracts			68,943	24,954
113	Weighted Average Lease Rate			2.78%	2.70%
114	Average Remaining Term			29.3	5.1
115	Average Original Term			39.2	40.5
116	Proportion of Base Prepayment Assumption Realized				127.97%
117	Actual Monthly Prepayment Speed				1.48%
118	Turn-in Ratio on Scheduled Terminations				89.99%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		27,217	560,428,969	515,820,969
120	Depreciation/Payments			(8,605,622)	(6,323,987)
121	Gross Credit Losses		(21)	(412,309)	(430,565)
122	Early Terminations - Regular		(903)	(18,060,112)	(16,403,040)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	2,372,727	(134)	(2,384,165)	(2,226,860)
125	Scheduled Terminations - Sold at Auction	2,696,540	(250)	(4,690,015)	(4,272,262)
126	Scheduled Terminations - Purchased by Dealer	18,455,742	(955)	(19,129,405)	(17,770,546)

127	Pool Balance - End of Period		24,954	507,147,341	468,393,709

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		24,429	459,403,945	98.08%
130	31 - 90 Days Delinquent		426	7,339,772	1.57%
131	91+ Days Delinquent		99	1,649,992	0.35%

132	Total		24,954	468,393,709	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			21	430,565
135	Aggregate Liquidation Proceeds on charged-off units				(142,546)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(174,260)

139	Current Period Aggregate Net Credit Losses/(Gains)			21	113,759

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			704	7,589,917
142	Current Period Net Credit Losses (Item 136)			21	113,759

143	Ending Cumulative Net Credit Losses			725	7,703,676

144	Cumulative Net Credit Losses/(Gains) as a% of Aggregate Initial Securitization Value				0.44%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				1,792
147	61 - 120 Days since Contract Maturity				379
148	121+ Days since Contract Maturity				455

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-28-16	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
7/20/2016	79,021,060
8/20/2016	50,049,155
9/20/2016	48,239,035
10/20/2016	54,381,718
11/20/2016	55,953,168
12/20/2016	50,604,483
1/20/2017	17,682,985
2/20/2017	9,048,134
3/20/2017	7,215,064
4/20/2017	20,221,995
5/20/2017	21,184,660
6/20/2017	20,291,333
7/20/2017	13,459,499
8/20/2017	6,548,661
9/20/2017	4,881,101
10/20/2017	4,035,281
11/20/2017	3,715,600
12/20/2017	1,791,292
1/20/2018	69,486
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—

Total:	468,393,709.17

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month